CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total net revenues	$ 343,182,184	$ 534,116,970	$ 719,525,983
Cost of revenues	(30,603,426)	(55,800,726)	(73,762,283)
Selling, general and administrative expenses	(418,501,176)	(645,623,660)	(622,026,035)
Other operating income, net	297,663	560,394	380,849
Income (loss) from operations	(105,624,755)	(166,747,022)	24,118,514
Interest income,net	2,334,540	3,130,211	7,268,530
Other income, net	1,496,392	208,875	300,056
Income (loss) before taxes and loss from equity in affiliates	(101,793,823)	(163,407,936)	31,687,100
Income tax benefits (expenses)	12,120,235	13,497,784	(10,665,022)
Income (loss) before loss from equity in affiliates	(89,673,588)	(149,910,152)	21,022,078
Loss from equity in affiliates, net of tax of nil	(17,089)	(13,871)	(23,859)
Net income (loss)	(89,690,677)	(149,924,023)	20,998,219
Less: Net income (loss) attributable to non-controlling interests	(22,483)	1,009,512	1,695,981
Net income (loss) attributable to Leju Holdings Limited shareholders	$ (89,668,194)	$ (150,933,535)	$ 19,302,238
Income (loss) per ADS1:
Basic (in dollars per ADS)	$ (6.54)	$ (11.05)	$ 1.42
Diluted (in dollars per ADS)	$ (6.54)	$ (11.05)	$ 1.40
Shares used in computation of income (loss) per share
Basic (in ADS)	13,704,238	13,665,216	13,607,079
Diluted (in ADS)	13,704,238	13,665,216	13,756,457
E-commerce
Revenues
Total net revenues	$ 278,463,695	$ 411,097,123	$ 547,895,262
Online advertising
Revenues
Total net revenues	64,707,215	122,522,232	170,782,688
Listing
Revenues
Total net revenues	$ 11,274	$ 497,615	$ 848,033